Post-Employment Obligations - Schedule of Average Periods of Obligations Under Benefit Plans (Details)	12 Months Ended
Dec. 31, 2024
Pension plans and retirement supplement plans - Plan A [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	8 years 8 months 4 days
Pension plans and retirement supplement plans - Plan B [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	10 years 8 months 15 days
Health plan [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	10 years 7 months 6 days
Dental plan [member]
IfrsStatementLineItems [Line Items]
Average periods of maturity of the obligations under the benefit plans	10 years 7 months 6 days